Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace & Defense - 2.9%
ATI, Inc. (A)	60,984	$ 4,960,439
BWX Technologies, Inc.	9,428	1,738,240
Curtiss-Wright Corp.	4,040	2,193,478
Firefly Aerospace, Inc. (A)	7,368	216,030
Hexcel Corp.	29,535	1,851,844
Karman Holdings, Inc. (A)	44,099	3,183,948
Kratos Defense & Security Solutions, Inc. (A)	10,000	913,700
Leonardo DRS, Inc.	33,677	1,528,936
Moog, Inc., Class A	1,000	207,670
Woodward, Inc.	9,147	2,311,538
		19,105,823
Air Freight & Logistics - 0.2%
GXO Logistics, Inc. (A)	24,184	1,279,092
Automobile Components - 1.5%
Dorman Products, Inc. (A)	18,581	2,896,406
Modine Manufacturing Co. (A)	32,100	4,563,336
Visteon Corp.	19,310	2,314,497
		9,774,239
Banks - 1.1%
Bancorp, Inc. (A)	47,362	3,546,940
First BanCorp	171,719	3,786,404
		7,333,344
Beverages - 0.2%
Coca-Cola Consolidated, Inc.	12,656	1,482,777
Biotechnology - 9.9%
ACADIA Pharmaceuticals, Inc. (A)	25,452	543,146
ADMA Biologics, Inc. (A)	119,867	1,757,250
Agios Pharmaceuticals, Inc. (A)	22,885	918,604
Akero Therapeutics, Inc. (A)	31,853	1,512,380
Alkermes PLC (A)	81,540	2,446,200
Amicus Therapeutics, Inc. (A)	56,146	442,430
Apogee Therapeutics, Inc. (A)	3,500	139,055
Arcellx, Inc. (A)	13,018	1,068,778
Ascendis Pharma AS, ADR (A)	6,149	1,222,483
Avidity Biosciences, Inc. (A)	54,539	2,376,264
Beam Therapeutics, Inc. (A)(B)	55,500	1,346,985
Bicara Therapeutics, Inc. (A)	14,600	230,534
Biohaven Ltd. (A)	48,811	732,653
Bridgebio Pharma, Inc. (A)	49,950	2,594,403
Caris Life Sciences, Inc. (A)	10,442	315,871
Catalyst Pharmaceuticals, Inc. (A)	39,506	778,268
Celldex Therapeutics, Inc. (A)	36,268	938,253
Centessa Pharmaceuticals PLC, ADR (A)(B)	41,500	1,006,375
CG oncology, Inc. (A)	20,200	813,656
Cytokinetics, Inc. (A)	35,558	1,954,268
Denali Therapeutics, Inc. (A)	84,548	1,227,637
Disc Medicine, Inc. (A)	15,040	993,843
Dyne Therapeutics, Inc. (A)	40,700	514,855
Exact Sciences Corp. (A)	18,641	1,019,849
Exelixis, Inc. (A)	57,190	2,361,947
Halozyme Therapeutics, Inc. (A)	44,543	3,266,784
Immunovant, Inc. (A)	8,600	138,632
Insmed, Inc. (A)	12,241	1,762,826
	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ionis Pharmaceuticals, Inc. (A)	40,482	$ 2,648,332
Iovance Biotherapeutics, Inc. (A)	48,144	104,472
Janux Therapeutics, Inc. (A)	16,800	410,592
Krystal Biotech, Inc. (A)	6,095	1,075,950
Kymera Therapeutics, Inc. (A)	43,263	2,448,686
Madrigal Pharmaceuticals, Inc., ADR (A)	4,936	2,263,946
Mirum Pharmaceuticals, Inc. (A)	17,894	1,311,809
Monte Rosa Therapeutics, Inc. (A)(B)	42,100	311,961
Natera, Inc. (A)	15,467	2,489,723
Neurocrine Biosciences, Inc. (A)	9,001	1,263,560
Nurix Therapeutics, Inc. (A)	36,030	332,917
Nuvalent, Inc., Class A (A)	25,605	2,214,320
ORIC Pharmaceuticals, Inc. (A)	40,590	487,080
Praxis Precision Medicines, Inc. (A)	20,311	1,076,483
PTC Therapeutics, Inc. (A)	24,556	1,507,002
Replimune Group, Inc. (A)(B)	117,063	490,494
Revolution Medicines, Inc. (A)	37,856	1,767,875
Rhythm Pharmaceuticals, Inc. (A)	16,343	1,650,480
Scholar Rock Holding Corp. (A)	46,353	1,726,186
Soleno Therapeutics, Inc. (A)	21,151	1,429,808
TG Therapeutics, Inc. (A)	27,969	1,010,380
Ultragenyx Pharmaceutical, Inc. (A)	50,436	1,517,115
Vaxcyte, Inc. (A)	11,693	421,182
Vera Therapeutics, Inc. (A)	32,915	956,510
Viridian Therapeutics, Inc. (A)	22,200	479,076
Xencor, Inc. (A)	43,657	512,097
		66,332,265
Broadline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (A)	11,300	1,450,920
Building Products - 1.3%
AAON, Inc. (B)	13,759	1,285,641
CSW Industrials, Inc.	8,121	1,971,373
Griffon Corp.	23,043	1,754,724
Simpson Manufacturing Co., Inc.	22,641	3,791,462
		8,803,200
Capital Markets - 1.8%
Affiliated Managers Group, Inc.	7,380	1,759,613
Donnelley Financial Solutions, Inc. (A)	23,708	1,219,303
Galaxy Digital, Inc., Class A (A)	32,600	1,102,206
Marex Group PLC	65,642	2,206,884
StoneX Group, Inc. (A)	46,945	4,737,689
TPG, Inc.	18,900	1,085,805
		12,111,500
Chemicals - 1.9%
Axalta Coating Systems Ltd. (A)	94,822	2,713,806
Balchem Corp.	13,223	1,984,243
Cabot Corp.	25,101	1,908,931
Element Solutions, Inc.	20,615	518,880
NewMarket Corp.	3,271	2,709,075
RPM International, Inc.	22,423	2,643,223
		12,478,158
Commercial Services & Supplies - 0.8%
Brink's Co.	27,087	3,165,387
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Commercial Services & Supplies (continued)
Casella Waste Systems, Inc., Class A (A)	8,578	$ 813,881
MSA Safety, Inc.	9,122	1,569,622
		5,548,890
Construction & Engineering - 4.0%
API Group Corp. (A)	80,719	2,774,312
Argan, Inc.	2,100	567,105
Comfort Systems USA, Inc.	2,987	2,464,813
Dycom Industries, Inc. (A)	7,585	2,213,000
EMCOR Group, Inc.	3,068	1,992,789
Fluor Corp. (A)	15,200	639,464
IES Holdings, Inc. (A)	3,348	1,331,332
Primoris Services Corp.	24,800	3,405,784
Sterling Infrastructure, Inc. (A)	18,637	6,330,616
Valmont Industries, Inc.	12,740	4,939,680
		26,658,895
Construction Materials - 0.8%
Eagle Materials, Inc.	14,340	3,341,794
Knife River Corp. (A)	25,942	1,994,161
		5,335,955
Consumer Finance - 0.6%
Enova International, Inc. (A)	9,020	1,038,112
FirstCash Holdings, Inc.	12,468	1,975,180
Upstart Holdings, Inc. (A)(B)	18,165	922,782
		3,936,074
Consumer Staples Distribution & Retail - 0.6%
Casey's General Stores, Inc.	2,785	1,574,416
Performance Food Group Co. (A)	6,563	682,814
PriceSmart, Inc.	11,157	1,352,117
Sprouts Farmers Market, Inc. (A)	5,531	601,773
		4,211,120
Diversified Consumer Services - 3.7%
Adtalem Global Education, Inc. (A)	25,206	3,893,067
Duolingo, Inc. (A)	4,530	1,457,935
Frontdoor, Inc. (A)	45,760	3,079,190
Grand Canyon Education, Inc. (A)	20,657	4,534,625
H&R Block, Inc.	49,588	2,507,665
Laureate Education, Inc. (A)	91,209	2,876,732
Stride, Inc. (A)	28,876	4,300,791
Universal Technical Institute, Inc. (A)	63,250	2,058,788
		24,708,793
Diversified Telecommunication Services - 0.0%
GCI Liberty, Inc. (A)(C)(D)(E)	66,048	0
Electric Utilities - 0.1%
Oklo, Inc. (A)	4,700	524,661
Electrical Equipment - 1.0%
Bloom Energy Corp., Class A (A)(B)	29,934	2,531,518
NEXTracker, Inc., Class A (A)	48,884	3,616,927
Powell Industries, Inc. (B)	1,600	487,696
Shoals Technologies Group, Inc., Class A (A)	50,790	376,354
		7,012,495
	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - 5.6%
Badger Meter, Inc.	10,062	$ 1,796,872
Bel Fuse, Inc., Class B	15,867	2,237,564
Belden, Inc.	39,323	4,729,377
Cognex Corp.	57,418	2,601,035
ePlus, Inc.	16,620	1,180,186
Fabrinet (A)	22,264	8,117,900
Itron, Inc. (A)	27,095	3,374,953
Novanta, Inc. (A)	23,501	2,353,625
OSI Systems, Inc. (A)	13,774	3,433,032
Teledyne Technologies, Inc. (A)	8,815	5,165,943
Vontier Corp.	54,043	2,268,185
		37,258,672
Energy Equipment & Services - 1.3%
TechnipFMC PLC	128,943	5,086,801
Weatherford International PLC	48,993	3,352,591
		8,439,392
Entertainment - 0.7%
IMAX Corp. (A)	30,600	1,002,150
Liberty Media Corp.-Liberty Live, Class C (A)	22,262	2,158,746
TKO Group Holdings, Inc.	6,748	1,362,826
		4,523,722
Financial Services - 2.6%
Equitable Holdings, Inc.	56,575	2,872,878
Euronet Worldwide, Inc. (A)	8,049	706,783
EVERTEC, Inc.	36,460	1,231,619
Marqeta, Inc., Class A (A)	278,414	1,470,026
Mr. Cooper Group, Inc.	16,123	3,398,567
Payoneer Global, Inc. (A)	514,295	3,111,485
Remitly Global, Inc. (A)	191,623	3,123,455
Sezzle, Inc. (A)(B)	6,700	532,851
Shift4 Payments, Inc., Class A (A)(B)	14,053	1,087,702
		17,535,366
Food Products - 0.9%
Post Holdings, Inc. (A)	31,691	3,406,149
Simply Good Foods Co. (A)	35,992	893,321
Vital Farms, Inc. (A)	38,278	1,575,140
		5,874,610
Ground Transportation - 0.4%
Saia, Inc. (A)	8,415	2,519,114
Health Care Equipment & Supplies - 2.8%
CONMED Corp.	7,860	369,656
Globus Medical, Inc., Class A (A)	58,061	3,325,153
Haemonetics Corp. (A)	18,951	923,672
Lantheus Holdings, Inc. (A)	43,271	2,219,370
LeMaitre Vascular, Inc.	16,158	1,413,987
Merit Medical Systems, Inc. (A)	37,221	3,097,904
Penumbra, Inc. (A)	10,816	2,739,909
PROCEPT BioRobotics Corp. (A)	11,086	395,659
STERIS PLC	5,715	1,414,120
TransMedics Group, Inc. (A)	6,712	753,086
UFP Technologies, Inc. (A)	10,004	1,996,798
		18,649,314
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services - 4.8%
Addus HomeCare Corp. (A)	12,590	$ 1,485,494
BrightSpring Health Services, Inc. (A)	109,070	3,224,109
Concentra Group Holdings Parent, Inc.	28,053	587,149
CorVel Corp. (A)	17,389	1,346,257
Encompass Health Corp.	30,140	3,828,383
Ensign Group, Inc.	33,015	5,704,002
Guardant Health, Inc. (A)	38,800	2,424,224
HealthEquity, Inc. (A)	35,057	3,322,352
Hims & Hers Health, Inc. (A)	24,440	1,386,237
Option Care Health, Inc. (A)	94,253	2,616,463
RadNet, Inc. (A)	22,011	1,677,458
Tenet Healthcare Corp. (A)	23,348	4,740,578
		32,342,706
Health Care REITs - 0.3%
American Healthcare, Inc.	52,333	2,198,509
Health Care Technology - 0.4%
HeartFlow, Inc. (A)	10,484	352,892
Waystar Holding Corp. (A)	69,146	2,622,016
		2,974,908
Hotel & Resort REITs - 0.3%
Ryman Hospitality Properties, Inc.	18,791	1,683,486
Hotels, Restaurants & Leisure - 4.0%
Boyd Gaming Corp.	33,266	2,875,846
Brinker International, Inc. (A)	10,630	1,346,608
Cava Group, Inc. (A)	6,900	416,829
Churchill Downs, Inc.	9,670	938,087
Domino's Pizza, Inc.	1,956	844,425
Dutch Bros, Inc., Class A (A)	53,119	2,780,248
Hilton Grand Vacations, Inc. (A)	30,328	1,268,014
Light & Wonder, Inc. (A)	46,058	3,866,109
Planet Fitness, Inc., Class A (A)	53,121	5,513,960
Red Rock Resorts, Inc., Class A	14,783	902,650
Travel & Leisure Co.	19,756	1,175,284
United Parks & Resorts, Inc. (A)	14,596	754,613
Wingstop, Inc.	16,527	4,159,515
		26,842,188
Household Durables - 1.6%
Cavco Industries, Inc. (A)	5,757	3,343,263
Green Brick Partners, Inc. (A)	34,003	2,511,461
Installed Building Products, Inc.	11,393	2,810,197
SharkNinja, Inc. (A)	5,400	557,010
TopBuild Corp. (A)	3,701	1,446,573
		10,668,504
Industrial REITs - 0.1%
Rexford Industrial Realty, Inc.	18,573	763,536
Insurance - 1.1%
Oscar Health, Inc., Class A (A)	42,000	795,060
Palomar Holdings, Inc. (A)	15,506	1,810,325
Primerica, Inc.	7,368	2,045,283
Skyward Specialty Insurance Group, Inc. (A)	59,305	2,820,546
		7,471,214
	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 0.2%
Cargurus, Inc. (A)	21,207	$ 789,536
Cars.com, Inc. (A)	42,321	517,163
		1,306,699
IT Services - 0.3%
Applied Digital Corp. (A)(B)	23,700	543,678
Okta, Inc. (A)	14,075	1,290,677
		1,834,355
Leisure Products - 0.2%
Mattel, Inc. (A)	68,494	1,152,754
Life Sciences Tools & Services - 0.4%
Medpace Holdings, Inc. (A)	3,476	1,787,220
Repligen Corp. (A)	8,971	1,199,154
		2,986,374
Machinery - 6.1%
Allison Transmission Holdings, Inc.	15,865	1,346,621
Atmus Filtration Technologies, Inc.	93,457	4,213,976
Crane Co.	14,939	2,750,867
Esab Corp.	42,307	4,727,384
ESCO Technologies, Inc.	4,716	995,595
Federal Signal Corp.	41,941	4,990,560
JBT Marel Corp.	12,137	1,704,642
Kadant, Inc.	10,959	3,261,179
Mueller Industries, Inc.	34,587	3,497,092
RBC Bearings, Inc. (A)	2,156	841,465
SPX Technologies, Inc. (A)	30,181	5,637,207
Toro Co.	17,810	1,357,122
Watts Water Technologies, Inc., Class A	19,193	5,360,221
		40,683,931
Marine Transportation - 0.2%
Kirby Corp. (A)	17,846	1,489,249
Media - 0.6%
DoubleVerify Holdings, Inc. (A)	117,921	1,412,694
Magnite, Inc. (A)	35,345	769,814
Nexstar Media Group, Inc.	8,512	1,683,163
		3,865,671
Metals & Mining - 2.1%
Alamos Gold, Inc., Class A	15,800	550,735
Alpha Metallurgical Resources, Inc. (A)	5,904	968,787
Carpenter Technology Corp.	12,691	3,116,148
Coeur Mining, Inc. (A)	209,105	3,922,810
MP Materials Corp. (A)(B)	44,023	2,952,623
Warrior Met Coal, Inc.	37,359	2,377,527
		13,888,630
Oil, Gas & Consumable Fuels - 2.9%
Centrus Energy Corp., Class A (A)(B)	9,122	2,828,459
Expand Energy Corp.	10,103	1,073,343
Gulfport Energy Corp. (A)	6,900	1,248,762
Matador Resources Co.	32,777	1,472,671
Permian Resources Corp.	186,788	2,390,886
Range Resources Corp.	56,832	2,139,156
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Uranium Energy Corp. (A)	315,600	$ 4,210,104
Viper Energy, Inc., Class A	105,528	4,033,280
		19,396,661
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	11,304	1,004,247
Passenger Airlines - 0.1%
Sun Country Airlines Holdings, Inc. (A)	58,717	693,448
Personal Care Products - 0.7%
elf Beauty, Inc. (A)	28,840	3,820,723
Interparfums, Inc.	11,590	1,140,224
		4,960,947
Pharmaceuticals - 1.3%
Amphastar Pharmaceuticals, Inc. (A)	14,819	394,926
Axsome Therapeutics, Inc. (A)	22,196	2,695,704
Corcept Therapeutics, Inc. (A)	13,800	1,146,918
Crinetics Pharmaceuticals, Inc. (A)	57,958	2,413,951
Prestige Consumer Healthcare, Inc. (A)	27,135	1,693,224
WaVe Life Sciences Ltd. (A)	31,200	228,384
		8,573,107
Professional Services - 4.1%
Booz Allen Hamilton Holding Corp.	18,356	1,834,682
Broadridge Financial Solutions, Inc., ADR	8,397	1,999,914
CACI International, Inc., Class A (A)	1,351	673,852
ExlService Holdings, Inc. (A)	99,205	4,367,996
First Advantage Corp. (A)	38,706	595,685
FTI Consulting, Inc. (A)	12,629	2,041,478
Genpact Ltd.	57,125	2,392,966
Huron Consulting Group, Inc. (A)	10,923	1,603,169
Legalzoom.com, Inc. (A)	100,782	1,046,117
Paylocity Holding Corp. (A)	6,799	1,082,877
TriNet Group, Inc.	12,884	861,811
Upwork, Inc. (A)	265,791	4,935,739
Verra Mobility Corp. (A)	170,012	4,199,296
		27,635,582
Semiconductors & Semiconductor Equipment - 6.5%
Axcelis Technologies, Inc. (A)	30,998	3,026,645
Cirrus Logic, Inc. (A)	21,759	2,726,185
Credo Technology Group Holding Ltd. (A)	31,293	4,556,574
Entegris, Inc.	21,889	2,023,857
Impinj, Inc. (A)	10,200	1,843,650
Lattice Semiconductor Corp. (A)	47,966	3,516,867
MACOM Technology Solutions Holdings, Inc. (A)	30,994	3,858,443
MKS, Inc.	16,824	2,082,307
Monolithic Power Systems, Inc.	2,192	2,018,043
Onto Innovation, Inc. (A)	26,901	3,476,147
Photronics, Inc. (A)	58,177	1,335,162
Rambus, Inc. (A)	98,247	10,237,337
Rigetti Computing, Inc. (A)(B)	64,344	1,916,808
Veeco Instruments, Inc. (A)	26,700	812,481
		43,430,506
	Shares	Value
COMMON STOCKS (continued)
Software - 9.8%
A10 Networks, Inc.	73,096	$ 1,326,692
ACI Worldwide, Inc. (A)	53,860	2,842,192
Agilysys, Inc. (A)	23,748	2,499,477
Alarm.com Holdings, Inc. (A)	21,377	1,134,691
Appfolio, Inc., Class A (A)	15,083	4,157,780
Aurora Innovation, Inc. (A)	158,151	852,434
Bill Holdings, Inc. (A)	55,789	2,955,143
BlackLine, Inc. (A)	13,000	690,300
Box, Inc., Class A (A)	49,582	1,600,011
CCC Intelligent Solutions Holdings, Inc. (A)	377,170	3,436,019
Clearwater Analytics Holdings, Inc., Class A (A)	129,995	2,342,510
Commvault Systems, Inc. (A)	22,581	4,262,841
Core Scientific, Inc. (A)	22,900	410,826
CyberArk Software Ltd. (A)	2,987	1,443,169
Descartes Systems Group, Inc. (A)	36,926	3,479,537
D-Wave Quantum, Inc. (A)(B)	37,385	923,783
Dynatrace, Inc. (A)	15,957	773,117
Freshworks, Inc., Class A (A)	83,600	983,972
InterDigital, Inc. (B)	26,469	9,137,893
Manhattan Associates, Inc. (A)	9,379	1,922,508
MARA Holdings, Inc. (A)(B)	72,400	1,322,024
Monday.com Ltd. (A)	5,000	968,450
Nutanix, Inc., Class A (A)	32,863	2,444,679
Pegasystems, Inc.	23,738	1,364,935
PTC, Inc. (A)	18,483	3,752,419
Q2 Holdings, Inc. (A)	30,432	2,202,973
Qualys, Inc. (A)	9,119	1,206,717
Riot Platforms, Inc. (A)	28,200	536,646
SoundHound AI, Inc., Class A (A)(B)	77,455	1,245,476
SPS Commerce, Inc. (A)	11,265	1,173,137
Teradata Corp. (A)	17,100	367,821
Workiva, Inc. (A)	23,792	2,048,015
		65,808,187
Specialized REITs - 0.4%
Lamar Advertising Co., Class A	12,567	1,538,452
Smartstop Self Storage REIT, Inc.	29,504	1,110,531
		2,648,983
Specialty Retail - 1.0%
Abercrombie & Fitch Co., Class A (A)	32,470	2,777,809
Asbury Automotive Group, Inc. (A)	4,432	1,083,402
Boot Barn Holdings, Inc. (A)	2,000	331,440
Build-A-Bear Workshop, Inc.	6,600	430,386
Group 1 Automotive, Inc.	5,000	2,187,550
		6,810,587
Technology Hardware, Storage & Peripherals - 0.8%
IonQ, Inc. (A)(B)	71,776	4,414,224
Pure Storage, Inc., Class A (A)	8,349	699,730
		5,113,954
Textiles, Apparel & Luxury Goods - 0.6%
Birkenstock Holding PLC (A)	43,924	1,987,561
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
Crocs, Inc. (A)	12,557	$ 1,049,137
Deckers Outdoor Corp. (A)	8,158	826,977
		3,863,675
Trading Companies & Distributors - 1.6%
Applied Industrial Technologies, Inc.	21,886	5,713,340
FTAI Aviation Ltd.	11,360	1,895,530
SiteOne Landscape Supply, Inc. (A)	24,251	3,123,529
		10,732,399
Water Utilities - 0.0% *
California Water Service Group	5,300	243,217
Total Common Stocks (Cost $546,962,577)		665,956,605
OTHER INVESTMENT COMPANY - 1.7%
Securities Lending Collateral - 1.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.13% (F)	11,235,855	11,235,855
Total Other Investment Company (Cost $11,235,855)		11,235,855

Principal	Value
REPURCHASE AGREEMENT - 0.8%
Fixed Income Clearing Corp.,
1.65% (F), dated 09/30/2025, to be
repurchased at $5,042,901 on 10/01/2025.
Collateralized by a U.S. Government
Obligation, 4.25%, due 03/15/2027, and
with a value of $5,143,610.
$ 5,042,670	$ 5,042,670
Total Repurchase Agreement (Cost $5,042,670)	5,042,670
Total Investments (Cost $563,241,102)	682,235,130
Net Other Assets (Liabilities) - (2.0)%	(13,099,014)
Net Assets - 100.0%	$ 669,136,116
INVESTMENT VALUATION:

Valuation Inputs (G)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (H)	Value
ASSETS
Investments
Common Stocks	$665,956,605	$—	$0	$665,956,605
Other Investment Company	11,235,855	—	—	11,235,855
Repurchase Agreement	—	5,042,670	—	5,042,670
Total Investments	$677,192,460	$5,042,670	$0	$682,235,130
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $26,986,812, collateralized by cash collateral of $11,235,855 and non-cash collateral, such as U.S. government securities of $16,367,889. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At September 30,
2025, the total value of the securities is $0, representing 0.0% of the Portfolio’s net assets.

(D)	Fair valued as determined in good faith in accordance with TAM's procedures. At September 30, 2025, the total value of the securities is $0, representing 0.0% of the Portfolio’s net assets.
(E)	Security deemed worthless.
(F)	Rate disclosed reflects the yield at September 30, 2025.
(G)
There were no transfers in or out of Level 3 during the period ended September 30, 2025. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(H)	Level 3 security was not considered significant to the Portfolio.
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica T. Rowe Price Small Cap VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust